Other Financial Assets - Summary of Long-Term and Short-Term Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	₩ 976,899	₩ 996,265
CD	0	50,000
RP	0	203,008
Others	301,115	234,209
Long / short-term financial instruments	1,278,014	1,483,482
Long-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	103,607	160,433
CD	0	0
RP	0	0
Others	346,887	418,188
Long / short-term financial instruments	₩ 450,494	₩ 578,621